Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Receivables

	2018		2017		2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent		Current
Trade	150	2,210	74	2,892	—		1,733
Tax credit, export rebates and production incentives	3,534	3,315	360	3,131	291		4,648
Loans to third parties and balances with related parties(1)	3,565	4,920	185	1,116	2,495	(3)	1,703
Collateral deposits	1	575	1	315	17		214
Prepaid expenses	240	2,207	180	934	159		702
Advances and loans to employees	25	572	17	412	12		335
Advances to suppliers and custom agents(2)	1	4,212	2	1,700	—		1,691
Receivables with partners in JO	2,644	2,379	743	1,165	816		1,361
Insurance receivables	—	758	—	206	—		—
Miscellaneous	32	770	31	870	134		1,111

	10,192	21,918	1,593	12,741	3,924		13,498
Provision for other doubtful receivables	(575)	(51)	(258)	(57)	(15)		(42)

	9,617	21,867	1,335	12,684	3,909		13,456

(1)	See Note 31 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.
(3)	Includes the loan granted to Pampa Energía S.A. See Note 3.